Submission	Nov. 13, 2024
Submission [Line Items]
Central Index Key	0001655888
Registrant Name	Blue Owl Capital Corp
Registration File Number	333-280593
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES